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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2007 to September 30,2007

                    Commission File Number of issuing entity:
                                  333-140609-02

                      GMACM HOME EQUITY LOAN TRUST 2007-HE2
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-140609

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
              (Exact name of depositor as specified in its charter)

                               GMAC MORTGAGE, LLC
               (Exact name of sponsor as specified in its charter)

                     New York                                  None
 (State or other jurisdiction of incorporation or       (I.R.S. Employer
       organization of the issuing entity)              Identification No.)

       c/o GMAC Mortgage, LLC, as Servicer
                 100 Witmer Road                               19044
                Horsham, PA 19044                            (Zip Code)
    (Address of principal executive offices of
                 issuing entity)

             (215) 682-1000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

           Title of Class   Registered/reported pursuant to (check    Name of
                                                             one)    exchange
                                                                    (If Section
                                                                       12(b))
                           Section       Section    Section 15(d)
                            12(b)         12(g)
Mortgage Pass Through
Certificates,
Series 2007-HE2,
in the classes
specified herein           [___]          [___]           [ X ]       __________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X_ No __


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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The response to Item 1 is set forth in part herein and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE2 (the "Notes") dated June 28, 2007, and related Prospectus dated April 17, 2007 (collectively, the "Prospectus"), of the GMACM Home Equity Loan Trust 2007-HE2 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class A-5 and Class A-6.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.
ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   October 2007 Monthly Statement to Noteholders

                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  October 25, 2007



                                    GMACM Home Equity Loan Trust 2007-HE2
                                (Issuing entity)

                                    By:  GMAC Mortgage, LLC, as Servicer


                                            By:  /s/ Tim Magauran
                                                 Name:   Tim Magauran
                                                 Title:  Limited Signing Officer


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                       EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS